American Century International Bond Funds Summary Prospectus and Prospectus Supplement
Global Bond Fund Supplement dated March 21, 2025 ■ Summary Prospectus and Prospectus dated March 1, 2025

Simon Chester, Vice President and Portfolio Manager, will no longer serve as portfolio manager for the fund effective May 16, 2025.

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